Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provisions for (Benefits from) Income Taxes

	December 31,
	2020	2019

Expected income tax (benefit) at 21%	$(1,200,467)	$(1,239,160)

Non-deductible stock-based compensation	474,428	923,470

Non-deductible stock-based interest	94,853	-

Increase in deferred income tax assets valuation allowance	631,186	315,690

Provision for (benefit from) income taxes	$-	$-

Schedule of Deferred Income Tax Assets	Deferred income tax assets consist of:
	December 31,	December 31,
	2020	2019

Net operating loss carryforward	1,931,355	1,300,168

Valuation allowance	(1,931,355)	(1,300,168)

Net	$-	$-